Accounts and Notes Receivable, Net	6 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts and notes receivable, net

Note 4 – Accounts and notes receivable, net

Accounts and notes receivable, net consisted of the following:

	December 31, 2019	June 30, 2019
	(unaudited)
Accounts receivable	$55,961,513	$58,129,493
Notes receivable	-	72,814
Less: Allowance for doubtful accounts	(24,088,555)	(21,191,849)
Total accounts and notes receivable, net	$31,872,958	$37,010,458

Movement of allowance for doubtful accounts is as follows:

	Six months ended December 31, 2019	Year ended June 30, 2019
	(unaudited)
Beginning balance	$21,191,849	$19,291,772
Provision for doubtful accounts	3,159,302	2,601,781
Less: write-off	-	-
Exchange rate effect	(262,596)	(701,704)
Ending balance	$24,088,555	$21,191,849

During the six months ended December 31, 2019 and 2018, the Company offset approximately $8.1 million and $3.3 million of accounts receivable and accounts payable pursuant to debt obligation transfer agreements, respectively.